Earnings per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share
Schedule of net profit (loss) for the year used for the basic and diluted earnings per share

	For the year ended December 31
in 000€	2022	2021	2020
Net profit (loss) attributable to ordinary equity holders of the parent for basic earnings	(2,123)	13,154	(7,044)
Net profit (loss) attributable to ordinary equity holders of the parent adjusted for the effect of dilution	(2,123)	13,154	(7,044)

Schedule of share data used in the basic and diluted earnings per share computations

	For the year ended December 31
in 000	2022	2021	2020
Weighted average number of ordinary shares for basic earnings per share	59,064	56,685	53,364
Effect of dilution:
Warrants	—	158	—
Weighted average number of ordinary shares adjusted for effect of dilution	59,064	56,843	53,364

Schedule of earnings per share

	For the year ended December 31
	2022	2021	2020
Earnings per share attributable to the owners of the parent
Basic	(0.04)	0.23	(0.13)
Diluted	(0.04)	0.23	(0.13)